Accounts Receivable - Allowance for Doubtful Accounts Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Activity Related to our Allowance for Doubtful Accounts
Balance at Beginning of Period	$ 71.6	$ 43.0	$ 33.1
Additions and Charges to Expense	61.2	47.2	31.6
Deductions and Accounts Written Off	(29.4)	(18.6)	(21.7)
Balance at End of Period	$ 103.4	$ 71.6	$ 43.0